UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
November 30, 2023
T. ROWE PRICE
TFLR	Floating Rate ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

INVEST WITH CONFIDENCE®

T. ROWE PRICE FLOATING RATE ETF

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T. ROWE PRICE FLOATING RATE ETF

Market Commentary
Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023. Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S& P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all

T. ROWE PRICE FLOATING RATE ETF

raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE FLOATING RATE ETF

Portfolio Summary
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 11/30/23.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody’s and S&P differ. If a rating is not available, the security is classified as Not Rated (NR). The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The fund is not rated by any agency.
*Short-term holdings are not rated.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S PRIOR WRITTEN CONSENT. Moody's ® is a registered trademark.

T. ROWE PRICE FLOATING RATE ETF

Note: ©2023 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE FLOATING RATE ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE FLOATING RATE ETF

FUND EXPENSE EXAMPLE (continued)
Floating Rate ETF
	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Expenses Paid During Period* 6/1/23 to 11/30/23
Actual	$1,000.00	$1,063.70	$3.20
Hypothetical (assumes 5% return before expenses)	1,000.00	1,021.90	3.13

*	Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.62%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	11/16/22 (1) Through
	11/30/23	5/31/23
NET ASSET VALUE
Beginning of period	$ 49.71	$ 50.00
Investment activities
Net investment income(2) (3)	2.21	2.10
Net realized and unrealized gain/loss	0.91	(0.48)
Total from investment activities	3.12	1.62
Distributions
Net investment income	(1.98)	(1.91)
NET ASSET VALUE
End of period	$ 50.85	$ 49.71
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	6.37%	3.28%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.62% (5)	0.60% (5)
Net expenses after waivers/payments by Price Associates	0.62% (5)	0.60% (5)
Net investment income	8.70% (5)	7.75% (5)
Portfolio turnover rate(6)	21.3%	17.6%
Net assets, end of period (in thousands)	$ 106,780	$ 28,583

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	See Note 6 for details to expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 85.5%
Aerospace & Defense 2.2%
Bleriot U.S. Bidco, FRN, 3M TSFR + 4.00%, 9.650%, 10/31/28	155	155
Brown Group Holding, FRN, 3M TSFR + 3.75%, 9.140%, 7/2/29	99	99
Dynasty Acquisition, B-1, FRN, 1M TSFR + 4.00%, 9.350%, 8/24/28 (1)	666	665
Dynasty Acquisition, B-2, FRN, 1M TSFR + 4.00%, 9.350%, 8/24/28 (1)	285	285
KKR Apple Bidco, FRN, 1M TSFR + 2.75%, 8.210%, 9/22/28	59	58
KKR Apple Bidco, FRN, 1M TSFR + 4.00%, 9.350%, 9/22/28	104	104
Peraton, FRN, 1M TSFR + 3.75%, 9.200%, 2/1/28	238	236
Peraton, FRN, 3M TSFR + 7.75%, 13.220%, 2/1/29	25	24
TransDigm, FRN, 3M TSFR + 3.25%, 2/14/31 (1)	270	270
TransDigm, FRN, 3M TSFR + 3.25%, 8.640%, 2/22/27	109	109
TransDigm, FRN, 3M TSFR + 3.25%, 8.640%, 8/24/28	330	330
		2,335
Airlines 3.2%
American Airlines, FRN, 3M TSFR + 4.75%, 10.430%, 4/20/28	1,265	1,282
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.800%, 6/21/27	1,105	1,138
SkyMiles IP, FRN, 3M TSFR + 3.75%, 9.170%, 10/20/27 (1)	278	285
United Airlines, FRN, 3M USD LIBOR + 3.75%, 9.210%, 4/21/28	717	716
		3,421
Automotive 2.8%
Adient US, FRN, 1M TSFR + 3.25%, 8.710%, 4/10/28	100	100
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.50%, 9.960%, 4/6/28 (1)	372	372
Belron Finance US, FRN, 3M TSFR + 2.75%, 8.250%, 4/18/29	204	205
Clarios Global, FRN, 1M TSFR + 3.75%, 9.100%, 5/6/30	215	215
DexKo Global, FRN, 3M TSFR + 3.75%, 9.400%, 10/4/28	70	68

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fastlane Parent Company, FRN, 1M TSFR + 4.50%, 9.850%, 9/29/28	110	108
Mavis Tire Express Services, FRN, 1M TSFR + 4.00%, 9.460%, 5/4/28	627	625
Tenneco, FRN, 3M TSFR + 5.00%, 10.490%, 11/17/28 (1)	430	357
Wand Newco 3, FRN, 1M TSFR + 2.75%, 8.200%, 2/5/26 (1)	956	956
		3,006
Broadcasting 3.0%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.140%, 8/21/26	594	582
CMG Media, FRN, 3M TSFR + 3.50%, 8.990%, 12/17/26	861	790
iHeartCommunications, FRN, 1M TSFR + 3.25%, 8.710%, 5/1/26	590	488
Neptune Bidco, FRN, 3M TSFR + 5.00%, 10.510%, 4/11/29 (1)	1,012	906
Univision Communications, FRN, 1M TSFR + 3.25%, 8.710%, 3/15/26	259	258
Univision Communications, FRN, 3M TSFR + 4.25%, 9.640%, 6/24/29 (1)	224	224
		3,248
Building Products 0.2%
Solis IV B.V., FRN, 3M TSFR + 3.50%, 8.880%, 2/26/29	90	86
Summit Materials, FRN, 3M TSFR + 1.50%, 11/30/28 (1)(2)	55	55
Summit Materials, FRN, 3M TSFR + 3.00%, 8.570%, 12/14/27	40	40
		181
Cable Operators 2.0%
Altice Financing SA, FRN, 3M EURIBOR + 5.00%, 8.930%, 10/31/27(EUR)	110	114
Altice Financing SA, FRN, 3M TSFR + 5.00%, 10.390%, 10/31/27	199	190
Altice France, FRN, 3M TSFR + 3.69%, 10.890%, 8/15/28 (1)	881	750
CSC Holdings, FRN, 1M USD LIBOR + 2.25%, 7.690%, 7/17/25	171	167
CSC Holdings, FRN, 1M USD LIBOR + 2.25%, 7.690%, 1/15/26	160	155

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.940%, 4/15/27	165	154
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.820%, 1/18/28	110	106
DirecTV Financing, FRN, 1M TSFR + 5.00%, 10.650%, 8/2/27 (1)	275	270
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.710%, 9/25/26	329	252
		2,158
Chemicals 1.9%
Aruba Investments, FRN, 1M TSFR + 4.00%, 9.450%, 11/24/27	249	245
Aruba Investments, FRN, 1M TSFR + 7.75%, 13.200%, 11/24/28	80	74
Avient, FRN, 3M TSFR + 2.50%, 7.890%, 8/29/29	126	126
Axalta Coating Systems U.S. Holdings, FRN, 3M TSFR + 2.50%, 7.890%, 12/20/29	128	129
Nouryon Finance B.V., FRN, 3M TSFR + 4.00%, 9.470%, 4/3/28 (1)	682	676
Starfruit Finco, FRN, 1M TSFR + 4.00%, 9.420%, 4/3/28	110	109
W.R. Grace, FRN, 3M TSFR + 3.75%, 9.400%, 9/22/28	378	377
Windsor Holdings III, FRN, 1M TSFR + 4.50%, 9.820%, 8/1/30	315	315
		2,051
Consumer Products 0.6%
ABG Intermediate Holdings, FRN, 1M TSFR + 4.00%, 9.450%, 12/21/28 (1)	205	206
Hanesbrands, FRN, 1M TSFR + 3.75%, 9.100%, 3/8/30	90	87
Life Time Fitness, FRN, 3M TSFR + 4.75%, 10.610%, 1/15/26 (1)	265	265
Topgolf Callaway Brands, FRN, 1M TSFR + 3.50%, 8.950%, 3/15/30	88	88
		646
Container 1.4%
Charter Next Generation, FRN, 1M TSFR + 3.75%, 9.210%, 12/1/27	1,344	1,338

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Proampac PG Borrower, FRN, 3M TSFR + 4.50%, 12.000%, 9/15/28	105	104
		1,442
Energy 2.0%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.080%, 2/11/30	234	234
CQP Holdco, FRN, 3M TSFR + 3.50%, 8.990%, 6/5/28 (1)	303	304
Epic Crude Services, FRN, 3M TSFR + 5.00%, 10.380%, 3/2/26 (1)	210	208
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.940%, 9/19/29 (1)	348	348
Medallion Midland Acquisition, FRN, 3M TSFR + 3.75%, 9.400%, 10/18/28	528	528
NorthRiver Midstream Finance, FRN, 1M TSFR + 3.00%, 8.390%, 8/16/30	155	154
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.200%, 3/11/26	250	250
Whitewater Whistler Holdings, FRN, 3M TSFR + 2.75%, 8.150%, 2/15/30	80	80
		2,106
Entertainment & Leisure 5.8%
Cinemark USA, FRN, 1M TSFR + 3.75%, 9.140%, 5/24/30	314	314
Crown Finance US, FRN, 3M TSFR + 8.50%, 7/31/28, (5.45% Cash or 7.00% PIK) (1)(3)	164	167
Delta 2 (LUX), FRN, 1M TSFR + 2.25%, 7.600%, 1/15/30 (1)	1,075	1,075
Motion Finco, B1, FRN, 3M TSFR + 3.25%, 8.900%, 11/12/26 (1)	498	497
Motion Finco, B2, FRN, 3M TSFR + 3.25%, 8.900%, 11/12/26 (1)	71	71
PUG, FRN, 1M TSFR + 3.50%, 8.960%, 2/12/27 (1)	319	308
PUG, FRN, 1M TSFR + 4.25%, 9.710%, 2/12/27 (2)	495	479
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 3.00%, 8.460%, 8/25/28	696	695
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.400%, 4/29/26	2,130	2,132

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Williams Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%, 8.210%, 5/18/25	478	478
		6,216
Financial 11.6%
Acrisure, FRN, 3M USD LIBOR + 3.50%, 9.150%, 2/15/27	25	25
Acrisure, FRN, 3M USD LIBOR + 3.75%, 9.400%, 2/15/27	103	103
Acrisure, FRN, 3M USD LIBOR + 4.25%, 9.900%, 2/15/27	538	536
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.830%, 11/5/27 (1)	234	234
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%, 8.960%, 11/5/27	851	851
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%, 8.960%, 3/11/28	89	86
Aretec Group, FRN, 1M TSFR + 4.50%, 9.950%, 8/9/30	80	79
Armor Holding II, FRN, 6M TSFR + 4.50%, 10.090%, 12/11/28	129	129
Assured Partners, FRN, 1M TSFR + 3.50%, 8.850%, 2/12/27	359	359
Assured Partners, FRN, 1M TSFR + 3.50%, 8.960%, 2/12/27	577	577
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.100%, 2/12/27 (1)	917	918
Citadel Securities, FRN, 1M TSFR + 2.50%, 7.960%, 7/29/30	169	169
Citco Funding, FRN, 3M TSFR + 3.25%, 8.630%, 4/27/28	140	140
Citco Funding, FRN, 3M TSFR + 3.50%, 8.890%, 4/27/28	174	174
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.810%, 8/9/26 (2)	169	159
Edelman Financial Center, FRN, 1M TSFR + 3.50%, 8.960%, 4/7/28 (1)	374	370
Edelman Financial Center, FRN, 1M TSFR + 6.75%, 12.210%, 7/20/26	485	483
EIG Management Company, FRN, 1M TSFR + 3.75%, 9.200%, 2/22/25 (2)	100	99
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 8.600%, 6/30/28 (1)	368	368
HighTower Holdings, FRN, 3M TSFR + 4.00%, 9.380%, 4/21/28	85	84
Hub International, FRN, 3M TSFR + 4.00%, 9.400%, 11/10/29 (1)	602	604

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hub International, FRN, 3M TSFR + 4.25%, 9.660%, 6/20/30	2,567	2,576
Jane Street Group, FRN, 1M TSFR + 2.75%, 8.210%, 1/26/28	374	374
Jones Deslauriers Insurance Management, FRN, 3M TSFR + 4.25%, 9.620%, 3/15/30 (1)	335	335
Osaic Holdings, FRN, 1M TSFR + 4.50%, 9.850%, 8/17/28	144	144
Ryan Specialty Group, FRN, 1M TSFR + 3.00%, 8.450%, 9/1/27	80	80
Sedgwick Claims Management Services, FRN, 1M TSFR + 3.75%, 9.100%, 2/24/28	777	777
USI, FRN, 3M TSFR + 3.25%, 8.640%, 9/27/30	375	374
USI, FRN, 3M TSFR + 3.25%, 8.640%, 9/27/30 (1)	190	190
USI, FRN, 3M TSFR + 3.75%, 9.140%, 11/22/29	995	994
		12,391
Food 1.0%
Primary Products Finance, FRN, 3M TSFR + 4.00%, 9.390%, 3/31/29 (1)	270	270
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.950%, 3/17/27	220	219
Triton Water Holdings, FRN, 3M TSFR + 3.25%, 8.900%, 3/31/28	493	485
Woof Holdings, FRN, 3M TSFR + 3.75%, 9.400%, 12/21/27	124	101
		1,075
Gaming 1.4%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 7.740%, 5/24/29	50	50
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.700%, 2/6/30	294	294
Great Canadian Gaming, FRN, 3M TSFR + 4.00%, 9.660%, 11/1/26	423	424
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.640%, 8/1/30	235	235
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.210%, 3/13/28	80	79
Spectacle Gary Holdings, FRN, 1M TSFR + 4.25%, 9.700%, 12/10/28 (1)	469	457
		1,539

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Health Care 9.0%
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.600%, 2/15/29	1,045	1,024
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 9.620%, 2/27/26	433	424
Bausch & Lomb, FRN, 3M TSFR + 3.25%, 8.760%, 5/10/27	184	179
Ceva Sante Animale, FRN, 3M TSFR + 4.25%, 9.620%, 11/1/30	120	120
Gainwell Acquisition, FRN, 3M TSFR + 4.00%, 9.490%, 10/1/27	1,179	1,135
Heartland Dental, FRN, 1M TSFR + 5.00%, 10.330%, 4/28/28	529	520
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.900%, 7/3/28	133	133
IVC Acquisition, FRN, 3M TSFR + 5.50%, 11/17/28 (1)	140	139
LifePoint Health, FRN, 3M TSFR + 5.50%, 11.170%, 11/16/28	270	258
MED ParentCo LP, FRN, 1M TSFR + 4.25%, 9.710%, 8/31/26 (1)	275	267
Medline Borrower, FRN, 1M TSFR + 3.00%, 8.460%, 10/23/28 (1)	1,336	1,336
Navicure, FRN, 1M TSFR + 4.00%, 9.460%, 10/22/26	507	508
Parexel International, FRN, 1M TSFR + 3.25%, 8.710%, 11/15/28 (1)	957	955
PRA Health Sciences, FRN, 3M TSFR + 2.25%, 7.900%, 7/3/28	33	33
Press Ganey Holdings, FRN, 1M TSFR + 3.50%, 8.960%, 7/24/26	49	48
Press Ganey Holdings, FRN, 1M TSFR + 3.75%, 9.200%, 7/24/26	85	82
Press Ganey Holdings, FRN, 1M TSFR + 3.75%, 9.210%, 7/24/26	299	289
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.710%, 3/10/28 (1)	204	202
SAM Bidco SAS, FRN, 3M TSFR + 4.75%, 10.140%, 12/13/27 (2)	205	205
Select Medical, FRN, 1M TSFR + 3.00%, 8.350%, 3/6/27	55	55
Southern Veterinary Partners, FRN, 1M TSFR + 7.75%, 10/5/28 (1)	64	63
Star Parent, FRN, 3M USD LIBOR + 4.00%, 9.390%, 9/27/30	375	366

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.50%, 8.990%, 10/1/26	602	604
Surgery Center Holdings, FRN, 1M TSFR + 3.75%, 9.210%, 8/31/26 (1)	651	651
		9,596
Information Technology 12.8%
Applied Systems, FRN, 3M TSFR + 4.50%, 9.890%, 9/18/26	1,595	1,600
Applied Systems, FRN, 3M TSFR + 6.75%, 12.140%, 9/17/27	1,200	1,204
AppLovin, FRN, 1M TSFR + 3.10%, 8.450%, 10/25/28	155	154
Banff Merger Sub, FRN, 1M TSFR + 3.75%, 9.210%, 10/2/25 (1)	961	961
Banff Merger Sub, FRN, 1M TSFR + 5.50%, 10.960%, 2/27/26	490	488
Central Parent, FRN, 3M TSFR + 4.00%, 9.410%, 7/6/29	1,225	1,225
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.990%, 3/30/29 (1)	1,349	1,291
ConnectWise, FRN, 1M TSFR + 3.50%, 8.960%, 9/29/28	90	87
Cvent, FRN, 3M TSFR + 3.75%, 9.140%, 6/17/30 (1)	290	288
Delta TopCo, FRN, 6M TSFR + 3.75%, 12/1/27 (1)	105	104
Delta TopCo, FRN, 6M TSFR + 7.25%, 12.570%, 12/1/28	380	379
ECI Macola, FRN, 3M TSFR + 3.75%, 9.400%, 11/9/27	373	372
Epicor Software, FRN, 1M TSFR + 3.25%, 8.710%, 7/30/27 (1)	1,607	1,609
Epicor Software, FRN, 1M TSFR + 3.75%, 9.100%, 7/30/27	135	136
Gen Digital, FRN, 1M TSFR + 1.50%, 6.950%, 9/10/27	225	225
Go Daddy Operating, FRN, 1M TSFR + 2.50%, 7.850%, 11/9/29	219	219
McAfee, FRN, 1M TSFR + 3.75%, 9.170%, 3/1/29	712	702
Mosel Bidco SE, FRN, 3M TSFR + 4.75%, 10.160%, 9/16/30 (1)(2)	85	85
RealPage, FRN, 1M TSFR + 3.00%, 8.460%, 4/24/28	646	630
RealPage, FRN, 1M TSFR + 6.50%, 11.960%, 4/23/29	415	412
Sophia, FRN, 1M TSFR + 3.50%, 8.950%, 10/7/27 (1)	832	832
Sophia, FRN, 1M TSFR + 4.25%, 9.600%, 10/7/27 (1)	229	228
Uber Technologies, FRN, 3M TSFR + 2.75%, 8.160%, 3/3/30	458	459
		13,690

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Lodging 0.8%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.210%, 2/2/26	548	508
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.210%, 2/2/26	284	264
Four Seasons Hotels, FRN, 1M TSFR + 2.50%, 7.950%, 11/30/29	50	50
		822
Manufacturing 3.9%
Emrld Borrower LP, FRN, 1M TSFR + 3.00%, 8.350%, 5/31/30	155	155
Engineered Machinery Holdings, FRN, 3M TSFR + 3.50%, 9.150%, 5/19/28	587	567
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.650%, 5/21/29 (2)	440	409
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.150%, 5/21/29 (1)	240	223
Filtration Group, FRN, 1M TSFR + 3.50%, 8.960%, 10/21/28 (1)	208	208
Filtration Group, FRN, 1M TSFR + 4.25%, 9.710%, 10/21/28	1,229	1,230
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.960%, 9/6/25	507	475
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.210%, 7/24/26	186	174
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.210%, 9/6/26	95	83
Pro Mach Group, FRN, 1M TSFR + 4.00%, 9.460%, 8/31/28 (1)	288	289
Pro Mach Group, FRN, 1M TSFR + 5.00%, 10.450%, 8/31/28 (2)	55	55
SRAM, FRN, 1M TSFR + 2.75%, 8.210%, 5/18/28	140	139
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.75%, 9.400%, 3/2/28 (1)	104	103
		4,110
Metals & Mining 0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 4.50%, 9.850%, 8/18/30	350	350
TMS International, FRN, 3M TSFR + 4.75%, 10.130%, 3/2/30 (2)	40	40
		390

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Restaurants 1.6%
Dave & Buster's, FRN, 1M TSFR + 3.75%, 9.190%, 6/29/29	458	458
Fogo De Chao, FRN, 3M TSFR + 4.75%, 10.140%, 9/30/30	170	163
IRB Holdings, FRN, 1M TSFR + 3.00%, 8.450%, 12/15/27 (1)	1,122	1,119
		1,740
Retail 0.5%
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.930%, 11/8/27 (1)	331	331
CNT Holdings l, FRN, 3M TSFR + 6.75%, 12.180%, 11/6/28	25	25
PetSmart, FRN, 1M TSFR + 3.75%, 9.200%, 2/11/28	199	196
		552
Satellites 0.9%
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.850%, 9/20/30	845	845
ViaSat, FRN, 1M TSFR + 4.50%, 9.940%, 5/30/30	135	130
		975
Services 10.2%
Advantage Sales & Marketing, FRN, 3M TSFR + 4.50%, 10.180%, 10/28/27	100	98
Albion Financing 3 Sarl, FRN, 3M TSFR + 5.25%, 10.920%, 8/17/26 (1)	275	275
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.200%, 5/12/28 (1)	270	263
Allied Universal Holdco, FRN, 1M TSFR + 4.75%, 10.100%, 5/12/28 (1)	265	261
Anticimex International AB, FRN, 3M TSFR + 3.15%, 11/16/28 (1)	160	158
APFS Staffing Holdings, FRN, 1M TSFR + 4.00%, 9.350%, 12/29/28	80	77
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.950%, 12/11/28	447	436
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.200%, 12/10/29 (1)	775	660
Camelot U.S. Acquisition, FRN, 1M TSFR + 3.00%, 8.460%, 10/30/26	78	78

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 8.700%, 6/21/28(EUR)	25	27
Ceridian HCM Holding, FRN, 1M TSFR + 2.50%, 7.960%, 4/30/25	158	158
Dun & Bradstreet(The), FRN, 1M TSFR + 2.75%, 8.190%, 2/6/26	99	100
EG Group, FRN, 1M TSFR + 4.25%, 9.990%, 3/31/26	2	3
EG Group, FRN, 1M TSFR + 4.25%, 10.920%, 3/31/26	48	45
EG Group, FRN, 3M TSFR + 4.00%, 10.920%, 2/7/28	47	45
EG Group, FRN, 3M EURIBOR + 7.00%, 10.970%, 4/30/27(EUR)	175	169
Fugue Finance, FRN, 3M TSFR + 4.00%, 9.390%, 1/31/28	89	90
GFL Environmental Inc., FRN, 3M TSFR + 2.50%, 7.910%, 5/31/27	294	295
GTCR W Merger Sub, FRN, 1M TSFR + 3.00%, 9/20/30 (1)	1,285	1,283
Homeserve USA Holding, FRN, 1M TSFR + 3.00%, 8.330%, 10/21/30	175	175
Mermaid BidCo, FRN, 3M TSFR + 4.50%, 9.900%, 12/22/27 (1)	299	298
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.960%, 5/30/26 (1)	185	184
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.960%, 6/1/26	35	35
Renaissance Holding, FRN, 1M TSFR + 4.75%, 10.150%, 4/5/30	710	708
UKG, FRN, 3M TSFR + 3.25%, 8.760%, 5/4/26	1,249	1,250
UKG, FRN, 3M TSFR + 4.50%, 9.990%, 5/4/26	90	90
UKG, FRN, 1M TSFR + 5.25%, 10.760%, 5/3/27	3,190	3,188
USIC Holdings, FRN, 1M TSFR + 3.50%, 8.960%, 5/12/28	194	188
USIC Holdings, FRN, 1M TSFR + 6.50%, 11.960%, 5/14/29	125	113
Vertical US Newco, FRN, 6M TSFR + 3.50%, 9.380%, 7/30/27	155	154
		10,904
Utilities 3.6%
Brookfield WEC Holdings, FRN, 1M TSFR + 2.75%, 8.210%, 8/1/25 (1)	224	224

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 9.100%, 8/1/25	339	339
Exgen Renewables IV, FRN, 3M TSFR + 2.50%, 8.150%, 12/15/27	447	445
Generation Bridge Northeast, FRN, 1M TSFR + 4.25%, 9.600%, 8/22/29 (1)	204	205
PG&E, FRN, 1M TSFR + 3.00%, 8.460%, 6/23/25	905	905
Pike, FRN, 1M TSFR + 3.00%, 8.460%, 1/21/28	155	155
Pike, FRN, 1M TSFR + 3.50%, 8.850%, 1/21/28	204	204
Talen Energy Supply, C, FRN, 3M TSFR + 4.50%, 9.870%, 5/17/30 (1)	272	273
Talen Energy Supply, B, FRN, 3M TSFR + 4.50%, 9.870%, 5/17/30 (1)	492	493
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 7.990%, 5/21/29	545	540
		3,783
Wireless Communications 2.7%
Asurion, FRN, 1M TSFR + 3.25%, 8.710%, 12/23/26	174	172
Asurion, FRN, 1M TSFR + 3.25%, 8.710%, 7/31/27	100	97
Asurion, FRN, 1M TSFR + 4.00%, 9.450%, 8/19/28	194	190
Asurion, FRN, 1M TSFR + 4.25%, 9.700%, 8/19/28	329	323
Asurion, FRN, 1M TSFR + 5.25%, 10.710%, 1/31/28	865	774
Asurion, FRN, 1M TSFR + 5.25%, 10.710%, 1/20/29	1,430	1,263
CCI Buyer, FRN, 3M TSFR + 4.00%, 9.390%, 12/17/27	89	89
		2,908
Total Bank Loans (Cost $91,326)		91,285
CORPORATE BONDS 11.2%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28 (4)	160	160
		160

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Airlines 0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (4)	109	108
		108
Automotive 1.8%
Adient Global Holdings, 4.875%, 8/15/26 (4)	200	192
Ford Motor Credit, 4.063%, 11/1/24	200	195
Ford Motor Credit, FRN, SOFR + 2.95%, 8.298%, 3/6/26	410	414
Rivian Holdings, FRN, 6M USD LIBOR + 5.63%, 10.931%, 10/15/26 (4)	1,160	1,160
		1,961
Banking 0.1%
Morgan Stanley, FRN, SOFR + 1.17%, 6.512%, 4/17/25	135	135
		135
Broadcasting 0.5%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (4)	80	74
Neptune Bidco, 9.29%, 4/15/29 (4)	70	65
Townsquare Media, 6.875%, 2/1/26 (4)	275	265
Univision Communications, 8.00%, 8/15/28 (4)	120	121
		525
Cable Operators 0.6%
Altice Financing, 5.00%, 1/15/28 (4)	200	170
Altice France Holding, 10.50%, 5/15/27 (4)	230	122
CSC Holdings, 11.25%, 5/15/28 (4)	200	200
Radiate Holdco, 4.50%, 9/15/26 (4)	200	148
		640
Chemicals 0.3%
Avient, 5.75%, 5/15/25 (4)	215	213
Kobe US Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (3)(4)	94	69
		282

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Products 0.1%
Life Time, 8.00%, 4/15/26 (4)	130	130
		130
Energy 0.8%
NGL Energy Operating, 7.50%, 2/1/26 (4)	265	265
Seadrill Finance, 8.375%, 8/1/30 (4)	200	205
SilverBow Resources, FRN, 3M USD LIBOR + 7.50%, 13.17%, 12/15/28 (4)	85	83
Tallgrass Energy Partners, 6.00%, 3/1/27 (4)	125	120
Transocean, 11.50%, 1/30/27 (4)	119	124
Venture Global LNG, 9.50%, 2/1/29 (4)	105	108
		905
Entertainment & Leisure 0.9%
Carnival, 7.00%, 8/15/29 (4)	115	117
Carnival, 9.875%, 8/1/27 (4)	210	219
Cedar Fair, 5.50%, 5/1/25 (4)	125	124
Cinemark USA, 5.875%, 3/15/26 (4)	220	213
Cinemark USA, 8.75%, 5/1/25 (4)	87	88
Live Nation Entertainment, 4.875%, 11/1/24 (4)	50	50
NCL, 8.125%, 1/15/29 (4)	91	92
NCL, 8.375%, 2/1/28 (4)	70	72
		975
Financial 2.2%
Acrisure, 7.00%, 11/15/25 (4)	220	217
Acrisure, 10.125%, 8/1/26 (4)	300	309
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (4)	120	124
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4)	105	100
Alliant Holdings Intermediate, 6.75%, 4/15/28 (4)	170	169
Assured Partners, 5.625%, 1/15/29 (4)	135	120
Assured Partners, 7.00%, 8/15/25 (4)	195	194
GTCR AP Finance, 8.00%, 5/15/27 (4)	75	75

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hub International, 7.00%, 5/1/26 (4)	215	214
Hub International, 7.25%, 6/15/30 (4)	280	286
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (4)	370	383
Ryan Specialty Group, 4.375%, 2/1/30 (4)	140	126
		2,317
Health Care 0.6%
Bausch & Lomb Escrow, 8.375%, 10/1/28 (4)	105	107
CHS/Community Health Systems, 8.00%, 3/15/26 (4)	165	160
CHS/Community Health Systems, 8.00%, 12/15/27 (4)	50	47
HCA, 5.375%, 2/1/25	125	124
LifePoint Health, 11.00%, 10/15/30 (4)	160	161
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (4)	31	30
		629
Information Technology 0.2%
Boxer Parent, 9.125%, 3/1/26 (4)	25	25
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (4)	55	57
Cloud Software Group, 9.00%, 9/30/29 (4)	175	157
		239
Lodging 0.3%
Hilton Domestic Operating, 5.375%, 5/1/25 (4)	205	204
Park Intermediate Holdings/ PK Domestic Property/ PK Finance Co-Issuer, 7.50%, 6/1/25 (4)	85	85
		289
Manufacturing 0.4%
Sensata Technologies, 5.00%, 10/1/25 (4)	210	206
Sensata Technologies, 5.625%, 11/1/24 (4)	170	170
		376

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 8.625%, 11/15/31 (4)	85	87
		87
Satellites 0.2%
Connect Finco SARL/Connect US Finco, 6.75%, 10/1/26 (4)	225	216
		216
Services 0.8%
Allied Universal Holdco, 6.625%, 7/15/26 (4)	239	232
Allied Universal Holdco/Allied Universal Finance, 9.75%, 7/15/27 (4)	80	73
eG Global Finance, 12.00%, 11/30/28 (4)	200	208
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (4)	200	204
Sabre GLBL, 11.25%, 12/15/27 (4)	175	158
		875
Telephones 0.3%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.138%, 3/20/26	175	175
Verizon Communications, FRN, 3M TSFR + 1.36%, 6.741%, 5/15/25	120	121
		296
Utilities 0.6%
Talen Energy Supply, 8.625%, 6/1/30 (4)	95	99
Vistra, VR, 7.00%, (4)(5)(6)	330	312
Vistra Operations, 4.875%, 5/13/24 (4)	45	45
Vistra Operations, 5.125%, 5/13/25 (4)	200	196
		652

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wireless Communications 0.1%
Sprint, 7.125%, 6/15/24	105	105
		105
Total Corporate Bonds (Cost $11,834)		11,902
SHORT-TERM INVESTMENTS 8.8%
Money Market Funds 8.8%
T. Rowe Price Government Reserve Fund, 5.42% (7)(8)	9,416	9,416
Total Short-Term Investments (Cost $9,416)		9,416
Total Investments in Securities 105.5% of Net Assets (Cost $112,576)		$112,603

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	Level 3 in fair value hierarchy. See Note 2.
(3)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,633 and represents 10.0% of net assets.
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Seven-day yield
(8)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)

T. ROWE PRICE FLOATING RATE ETF

6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.37% (USD SOFR) Quarterly, 6/20/24	350	2	—	2
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.37% (USD SOFR) Quarterly, 12/20/23	970	6	—	6
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.37% (USD SOFR) Quarterly, 3/20/24	1,015	3	—	3

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.37% (USD SOFR) Quarterly, 3/20/24	985	—	—	—
Total Bilateral Total Return Swaps			—	11
Total Bilateral Swaps			—	11

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
UBS AG	2/23/24	USD	316	EUR	289	$(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$(1)

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$ —	$—	$ 251
Totals	$—#	$—	$251+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 11/30/23
T. Rowe Price Government Reserve Fund	$1,751	¤	¤	$ 9,416
	Total			$9,416^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $251 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $9,416.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2023 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $112,576)	$ 112,603
Interest and dividends receivable	910
Receivable for investment securities sold	336
Cash	241
Unrealized gain on bilateral swaps	11
Foreign currency (cost $1)	1
Total assets	114,102
Liabilities
Payable for investment securities purchased	7,268
Investment management and administrative fees payable	50
Unrealized loss on forward currency exchange contracts	1
Other liabilities	3
Total liabilities	7,322
NET ASSETS	$ 106,780
Net assets consists of:
Total distributable earnings (loss)	$ 157
Paid-in capital applicable to 2,100,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	106,623
NET ASSETS	$106,780
NET ASSET VALUE PER SHARE	$ 50.85
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/23
Investment Income (Loss)
Income
Interest	$ 3,491
Dividend	251
Total income	3,742
Expenses
Investment management and administrative expense	235
Interest and borrowing - related	12
Total expenses	247
Net investment income	3,495
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(54)
Swaps	56
Forward currency exchange contracts	(1)
Net realized gain	1
Change in net unrealized gain / loss
Securities	313
Swaps	1
Forward currency exchange contracts	(2)
Change in unrealized gain / loss	312
Net realized and unrealized gain / loss	313
INCREASE IN NET ASSETS FROM OPERATIONS	$3,808
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	11/16/22 Through
	11/30/23	5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,495	$ 1,081
Net realized gain (loss)	1	(8)
Change in net unrealized gain / loss	312	(275)
Increase in net assets from operations	3,808	798
Distributions to shareholders
Net earnings	(3,421)	(1,029)
Capital share transactions*
Shares sold	80,332	28,814
Shares redeemed	(2,522)	—
Increase in net assets from capital share transactions	77,810	28,814
Net Assets
Increase during period	78,197	28,583
Beginning of period	28,583	-
End of period	$106,780	$28,583
*Share information
Shares sold	1,575	575
Shares redeemed	(50)	—
Increase in shares outstanding	1,525	575
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 16, 2022. The fund seeks high current income and, secondarily, capital appreciation.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside

T. ROWE PRICE FLOATING RATE ETF

pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
New Accounting Guidance
The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund’s financial statements.

T. ROWE PRICE FLOATING RATE ETF

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about

T. ROWE PRICE FLOATING RATE ETF

the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factor such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the

T. ROWE PRICE FLOATING RATE ETF

Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$ —	$ 11,902	$ —	$ 11,902
Bank Loans	—	89,699	1,586	91,285
Short-Term Investments	9,416	—	—	9,416
Total Securities	9,416	101,601	1,586	112,603
Swaps	—	11	—	11
Total	$9,416	$101,612	$1,586	$112,614
Liabilities
Forward Currency Exchange Contracts	$ —	$ 1	$ —	$ 1
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2023, totaled $9,000 for the six months ended November 30, 2023. During the six months, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/23	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 11/30/23
Investment in Securities
Bank Loans	$538	$14	$1,324	$(74)	$92	$(308)	$1,586

T. ROWE PRICE FLOATING RATE ETF

NOTE  3  –   DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Assets
Credit derivatives	Bilateral swaps	$11
Liabilities
Foreign exchange derivatives	Forwards	$ 1
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE FLOATING RATE ETF

($000s)	Location of Gain (Loss) on Statement of Operations
	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Foreign exchange derivatives	$(1)	$ —	$ (1)
Credit derivatives	—	56	56
Total	$(1)	$56	$55
Change in Unrealized Gain (Loss)
Foreign exchange derivatives	$(2)	$ —	$ (2)
Credit derivatives	—	1	1
Total	$(2)	$ 1	$ (1)
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral

T. ROWE PRICE FLOATING RATE ETF

derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE FLOATING RATE ETF

Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value.  Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE FLOATING RATE ETF

NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments

T. ROWE PRICE FLOATING RATE ETF

on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $91,337,000 and $15,845,000, respectively, for the six months ended November 30, 2023.
NOTE  5  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $112,592,000. Net unrealized gain aggregated $21,000 at period-end, of which $507,000 related to appreciated investments and $486,000 related to depreciated investments.

T. ROWE PRICE FLOATING RATE ETF

NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.59% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,774,900 shares of the fund, representing 85% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment

T. ROWE PRICE FLOATING RATE ETF

amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. During the six months ended November 30, 2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE  8  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions being on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE FLOATING RATE ETF

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE FLOATING RATE ETF

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each  fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.”  Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and  through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 27, 2023, to elect the following director-nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
	Votes For	Votes Withheld
Melody Bianchetto	13,058,976	207,279
Mark J. Parrell	13,008,567	257,689
Eric L. Veiel	13,038,692	227,564
Kellye L. Walker	13,058,746	207,511

Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings at troweprice.com.

T. ROWE PRICE FLOATING RATE ETF

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE FLOATING RATE ETF

Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity

T. ROWE PRICE FLOATING RATE ETF

categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1047-051 01/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024